Income and expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs
Wages, salaries and similar expenses	$ 192,907	$ 201,720	$ 220,293
Pension plan contributions	9,421	7,952	7,978
Employee benefit costs	68,321	70,192	77,588
Staff costs	$ 270,649	$ 279,864	$ 305,859